NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

16. NET INCOME (LOSS) PER SHARE

For part of 2019 , the Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group used the two-class method of computing net income (loss) per share, for ordinary shares, preferred shares according to the participation rights in undistributed earnings. However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic net income (loss) per share calculation
Numerator:
Net income (loss)	226,630	(1,392,930)	(3,103,465)
Less: Accretion on Series A Preferred Shares redemption value	16,772	—	—
Less: Undistributed earnings allocated to Series A Preferred Shares	21,698	—	—
Net income (loss) attributed to ordinary shareholders for computing net income (loss) per ordinary shares -basic	188,160	(1,392,930)	(3,103,465)
Denominator:
Weighted average ordinary shares outstanding used in computing net income (loss) per ordinary shares-basic	132,400,941	159,725,779	170,790,979
Net income (loss) per ordinary share attributable to ordinary shareholders-basic	1.42	(8.72)	(18.17)
Diluted net income (loss) per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	132,400,941	159,725,779	170,790,979
Effect of potentially diluted stock options	6,998,647	—	—
Effect of potentially diluted RSUs	78,310	—	—
Weighted average ordinary shares outstanding used in computing net income (loss) per ordinary shares-diluted	139,477,898	159,725,779	170,790,979
Net income (loss) per ordinary share attributable to ordinary shareholders-diluted	1.35	(8.72)	(18.17)

16. NET INCOME (LOSS) PER SHARE - continued

For the years ended December 31, 2019, 2020 and 2021, the following shares, share options or RSUs outstanding were excluded from the calculation of diluted net income (loss) per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2019	2020	2021
Shares issuable upon exercise of share options	—	—	—
Shares issuable upon conversion of RSUs	512,847	64,576	12,794